Stockholders' Equity (Details) (USD $)	3 Months Ended				9 Months Ended				12 Months Ended			9 Months Ended	12 Months Ended			9 Months Ended	12 Months Ended			9 Months Ended	12 Months Ended			9 Months Ended	12 Months Ended			9 Months Ended	12 Months Ended
	Sep. 30, 2012		Sep. 30, 2011		Sep. 30, 2012		Sep. 30, 2011		Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Sep. 30, 2012 Common Stock	Dec. 31, 2011 Common Stock	Dec. 31, 2010 Common Stock	Dec. 31, 2009 Common Stock	Sep. 30, 2012 Additional Paid-in-Capital	Dec. 31, 2011 Additional Paid-in-Capital	Dec. 31, 2010 Additional Paid-in-Capital	Dec. 31, 2009 Additional Paid-in-Capital	Sep. 30, 2012 Accumulated Other Comprehensive Income (Loss)	Dec. 31, 2011 Accumulated Other Comprehensive Income (Loss)	Dec. 31, 2010 Accumulated Other Comprehensive Income (Loss)	Dec. 31, 2009 Accumulated Other Comprehensive Income (Loss)	Sep. 30, 2012 Treasury Stock	Dec. 31, 2011 Treasury Stock	Dec. 31, 2010 Treasury Stock	Dec. 31, 2008 Treasury Stock	Sep. 30, 2012 Accumulated Deficit	Dec. 31, 2011 Accumulated Deficit	Dec. 31, 2010 Accumulated Deficit	Dec. 31, 2009 Accumulated Deficit
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balance					$ 29,035,665		$ 42,913,363		$ 42,913,363	$ 88,268,753	$ 125,864,122	$ 229,244	$ 133,699	$ 1,305,913	$ 1,281,640	$ 784,213,871	$ 770,863,164	$ 767,808,572	$ 765,347,706	$ 928,744	$ 965,868	$ 803,209	$ (359,253)	$ (1,552,382)	$ (1,719,510)	$ (1,278,004)	$ (743,586)	$ (754,783,812)	$ (727,329,858)	$ (680,370,937)	$ (639,662,385)
Balance at December 31, 2011 (shares)												22,924,411	13,369,924	13,059,124	12,816,400									165,906	180,449	98,620	40,211
Net loss	(10,325,464)	[1]	(6,290,546)	[1]	(23,388,120)	[1]	(20,286,414)	[1]	(27,453,954)	(46,958,921)	(40,708,552)																	(23,388,120)	(27,453,954)	(46,958,921)	(40,708,552)
Foreign currency translation gain	110,625	[1]	(160,205)	[1]	106,585	[1]	(74,173)	[1]	(55,626)	276,959	1,293,770									106,585	(55,626)	276,959	1,293,770
Stock based compensation					1,500,237				1,847,517	1,882,378	2,287,048	3,229	2,217	31,079	22,190	1,497,008	1,848,330	1,851,299	2,264,858						(3,030)
Stock based compensation (in shares)												322,844	221,737	310,800	221,900										833
Public offering common stock, net					15,790,270				11,924,355			149,500	93,328			15,640,770	11,831,027
Public offering common stock, net (shares)												14,950,000	9,332,750
Balance	$ 23,044,637	[1]			$ 23,044,637	[1]			$ 29,035,665	$ 42,913,363	$ 88,268,753	$ 381,973	$ 229,244	$ 133,699	$ 1,305,913	$ 801,351,649	$ 784,213,871	$ 770,863,164	$ 767,808,572	$ 1,035,329	$ 928,744	$ 965,868	$ 803,209	$ (1,552,382)	$ (1,552,382)	$ (1,719,510)	$ (743,586)	$ (778,171,932)	$ (754,783,812)	$ (727,329,858)	$ (680,370,937)
Balance (in shares)												38,197,255	22,924,411	13,369,924	13,059,124									165,906	165,906	180,449	40,211

[1]	(Unaudited)